Pension And Postretirement Benefits (Tables)	12 Months Ended
Aug. 02, 2015
Defined Benefit Plan Disclosure [Line Items]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
Change in benefit obligation:

	Pension		Postretirement
	2015	2014	2015	2014
Obligation at beginning of year	$2,539	$2,489	$388	$390
Service cost	28	42	2	2
Interest cost	105	115	15	17
Actuarial loss	106	155	7	5
Participant contributions	—	—	3	6
Benefits paid	(151)	(191)	(33)	(35)
Medicare subsidies	—	—	4	3
Other	(1)	(4)	—	—
Settlements	—	(43)	—	—
Curtailment	1	—	6	—
Foreign currency adjustment	(58)	(13)	—	—
Divestiture	—	(11)	—	—
Benefit obligation at end of year	$2,569	$2,539	$392	$388

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
Amounts recognized in the Consolidated Balance Sheets:

	Pension		Postretirement
	2015	2014	2015	2014
Other assets	$—	$7	$—	$—
Accrued liabilities	(20)	(12)	(30)	(29)
Other liabilities	(233)	(170)	(362)	(359)
Net amount recognized	$(253)	$(175)	$(392)	$(388)

Amounts recognized in accumulated other comprehensive income (loss) consist of:	Pension		Postretirement
	2015	2014	2015	2014
Prior service credit	$—	$1	$4	$5

Schedule of Assumptions Used [Table Text Block]
Weighted-average assumptions used to determine benefit obligations at the end of the year:

	Pension		Postretirement
	2015	2014	2015	2014
Discount rate	4.19%	4.33%	4.00%	4.00%
Rate of compensation increase	3.29%	3.30%	3.25%	3.25%

Schedule of Expected Benefit Payments [Table Text Block]	Estimated future benefit payments are as follows:

	Pension	Postretirement
2016	$246	$30
2017	$169	$31
2018	$165	$31
2019	$168	$31
2020	$165	$31
2021-2025	$828	$141

Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
Components of net benefit expense (income) were as follows:

	Pension
	2015	2014	2013
Service cost	$28	$42	$57
Interest cost	105	115	108
Expected return on plan assets	(173)	(169)	(162)
Amortization of prior service credit	(1)	(1)	(1)
Recognized net actuarial (gain) loss	136	48	(312)
Curtailment (gain) loss	1	—	(1)
Net periodic benefit expense (income)	$96	$35	$(311)

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
Change in the fair value of pension plan assets:

	2015	2014
Fair value at beginning of year	$2,364	$2,275
Actual return on plan assets	143	276
Employer contributions	5	46
Benefits paid	(141)	(179)
Settlements	—	(43)
Foreign currency adjustment	(55)	(11)
Fair value at end of year	$2,316	$2,364

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

	2015	2014
Projected benefit obligation	$1,926	$269
Accumulated benefit obligation	$1,906	$257
Fair value of plan assets	$1,684	$92

Schedule of Assumptions Used [Table Text Block]
Weighted-average assumptions used to determine net periodic benefit cost for the years ended:

	Pension
	2015	2014	2013
Discount rate	4.33%	4.82%	4.05%
Expected return on plan assets	7.62%	7.62%	7.65%
Rate of compensation increase	3.30%	3.30%	3.31%

Schedule of Allocation of Plan Assets [Table Text Block]
Our year-end pension plan weighted-average asset allocations by category were:

	Strategic Target	2015	2014
Equity securities	51%	50%	51%
Debt securities	35%	34%	33%
Real estate and other	14%	16%	16%
Net periodic benefit expense	100%	100%	100%
Pension plan assets are categorized based on the following fair value hierarchy:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with observable market data.

•	Level 3: Unobservable inputs, which are valued based on our estimates of assumptions that market participants would use in pricing the asset or liability.
The following table presents our pension plan assets by asset category at August 2, 2015, and August 3, 2014:

	Fair Value as of August 2, 2015	Fair Value Measurements at August 2, 2015 Using Fair Value Hierarchy			Fair Value as of August 3, 2014	Fair Value Measurements at August 3, 2014 Using Fair Value Hierarchy
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Short-term investments	$32	$32	$—	$—	$23	$23	$—	$—
Equities:
U.S.	386	386	—	—	378	378	—	—
Non-U.S.	312	312	—	—	332	332	—	—
Corporate bonds:
U.S.	494	—	494	—	469	—	469	—
Non-U.S.	102	—	102	—	114	—	114	—
Government and agency bonds:
U.S.	42	—	42	—	62	—	62	—
Non-U.S.	36	—	36	—	46	—	46	—
Municipal bonds	68	—	68	—	84	—	84	—
Mortgage and asset backed securities	9	—	9	—	13	—	13	—
Real estate	14	8	—	6	8	5	—	3
Hedge funds	39	—	—	39	30	—	—	30
Derivative assets	5	—	5	—	8	—	8	—
Derivative liabilities	(6)	—	(6)	—	(6)	—	(6)	—
Total assets at fair value	$1,533	$738	$750	$45	$1,561	$738	$790	$33
Investments measured at net asset value:
Short-term investments	28				37
Commingled funds:
Equities	375				393
Fixed income	31				36
Blended	79				95
Real estate	117				109
Hedge funds	175				151
Total investments measured at net asset value:	805				821
Other items to reconcile to fair value of plan assets	(22)				(18)
Total pension assets at fair value	$2,316				$2,364

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The following table summarizes the changes in fair value of Level 3 investments for the years ended August 2, 2015, and August 3, 2014:

	Real Estate	Hedge Funds	Total
Fair value at August 3, 2014	$3	$30	$33
Actual return on plan assets	1	2	3
Purchases	2	7	9
Sales	—	—	—
Settlements	—	—	—
Transfers out of Level 3	—	—	—
Fair value at August 2, 2015	$6	$39	$45

	Real Estate	Hedge Funds	Total
Fair value at July 28, 2013	$—	$25	$25
Actual return on plan assets	—	1	1
Purchases	3	4	7
Sales	—	—	—
Settlements	—	—	—
Transfers out of Level 3	—	—	—
Fair value at August 3, 2014	$3	$30	$33

Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Table Text Block]
The following table presents additional information about the pension plan assets valued using NAV as a practical expedient within the fair value hierarchy table.

	2015		2014
	Fair Value	Unfunded Commitments	Fair Value	Unfunded Commitments	Redemption Frequency		Redemption Notice Period Range
Short-term investments	$28	$—	$37	$—	Daily		1 Day
Commingled funds:
Equities	375	—	393	—	Daily,	Monthly	1	to	120 Days
Fixed income	31	—	36	—	Daily		1 Day
Blended	79	—	95	—	Primarily Daily		1	to	20 Days
Real estate funds	117	3	109	7	Primarily Quarterly		1	to	90 Days
Hedge funds	175	25	151	47	Monthly,	Quarterly	5	to	95 Days
Total	$805	$28	$821	$54

Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Benefit Costs [Table Text Block]

	Postretirement
	2015	2014	2013
Service cost	$2	$2	$3
Interest cost	15	17	15
Amortization of prior service credit	(1)	(1)	(1)
Recognized net actuarial (gain) loss	7	5	(13)
Curtailment loss	6	—	—
Net periodic benefit expense	$29	$23	$4

Schedule of Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates at the end of the year:

	2015	2014
Health care cost trend rate assumed for next year	7.75%	8.25%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2022	2022

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A one-percentage-point change in assumed health care costs would have the following effects on 2015 reported amounts:

	Increase	Decrease
Effect on service and interest cost	$1	$(1)
Effect on the 2015 accumulated benefit obligation	$25	$(22)